NASDAQ-100 Fund Average Annual Total Returns - Investor Class and Class H [Member]	12 Months Ended	60 Months Ended	120 Months Ended
	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024
S&P 500® Index (reflects no deduction for fees, expenses or taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent	25.02%	14.53%	13.10%
NASDAQ-100 Index® (reflects no deduction for fees, expenses or taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent	25.88%	20.18%	18.53%
Investor Class
Prospectus [Line Items]
Average Annual Return, Percent	24.40%	18.64%	17.01%
Investor Class | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent	21.99%	17.07%	15.75%
Investor Class | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent	15.44%	14.62%	13.93%
Class H
Prospectus [Line Items]
Average Annual Return, Percent	24.10%	18.34%	16.71%